Particulars of Employees (including Directors)	12 Months Ended
Jun. 30, 2025
Additional information [abstract]
Particulars of Employees (including Directors)	Particulars of Employees (including Directors)

	2025 No.	2024 No.	2023 No.
Average number of staff employed by the group during the year (including directors):
Number of operational staff	10,403	10,587	10,872
Number of administrative staff	1,203	1,179	1,081
Number of management staff	8	8	8
Total	11,614	11,774	11,961

	2025 £’000	2024 £’000	2023 £’000
Aggregate payroll costs of the above were:
Wages and salaries	£492,354	£503,591	£481,399
Social security contributions	35,295	35,720	32,844
Pension contributions - defined contribution plan	16,090	13,952	12,034
Share-based compensation expense	32,045	34,678	31,058
Total	£575,784	£587,941	£557,335
The amounts presented above include restructuring costs of £6.5 million (2024: £11.6 million and 2023: £6.6 million ). Please refer to Note 6.